SHORT-TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 108,906
2026	110,093
2027	111,338
2028	215,298
2029	376,836
Thereafter	900,851
Total	$ 1,823,322